Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended	78 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000143043
Average Annual Return [Line Items]
Average Annual Return, Percent	27.72%	12.09%		11.62%
C000143044
Average Annual Return [Line Items]
Average Annual Return, Percent	34.44%	12.57%		11.08%
C000148917
Average Annual Return [Line Items]
Average Annual Return, Percent	35.94%	13.87%				11.96%
C000166214
Average Annual Return [Line Items]
Average Annual Return, Percent	36.00%	13.90%				11.99%
C000143046
Average Annual Return [Line Items]
Average Annual Return, Percent	35.81%	13.71%				11.80%
C000143047
Average Annual Return [Line Items]
Average Annual Return, Percent	35.98%	13.92%				12.00%
C000066902
Average Annual Return [Line Items]
Average Annual Return, Percent	20.03%	9.86%				9.33%
C000066903
Average Annual Return [Line Items]
Average Annual Return, Percent	26.41%	10.34%				9.15%
C000066904
Average Annual Return [Line Items]
Average Annual Return, Percent	27.75%	11.49%				10.28%
C000004295
Average Annual Return [Line Items]
Average Annual Return, Percent	27.92%	11.66%				10.46%
C000066914
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%	10.41%				10.05%
C000066915
Average Annual Return [Line Items]
Average Annual Return, Percent	28.67%	10.89%				9.88%
C000066916
Average Annual Return [Line Items]
Average Annual Return, Percent	30.01%	12.05%				11.02%
C000004313
Average Annual Return [Line Items]
Average Annual Return, Percent	30.22%	12.22%				11.20%
C000115674
Average Annual Return [Line Items]
Average Annual Return, Percent	26.97%	11.63%				10.10%
C000115675
Average Annual Return [Line Items]
Average Annual Return, Percent	33.69%	12.12%				9.92%
C000178405
Average Annual Return [Line Items]
Average Annual Return, Percent	35.16%	13.35%				11.11%
C000115677
Average Annual Return [Line Items]
Average Annual Return, Percent	35.05%	13.25%				11.03%
C000198621
Average Annual Return [Line Items]
Average Annual Return, Percent	35.26%	13.37%				11.11%
C000066905
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%	7.22%				6.85%
C000066906
Average Annual Return [Line Items]
Average Annual Return, Percent	27.87%	7.68%				6.68%
C000178340
Average Annual Return [Line Items]
Average Annual Return, Percent	29.32%	8.92%				7.87%
C000166199
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%	8.95%				7.94%
C000066907
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%	8.81%				7.78%
C000004298
Average Annual Return [Line Items]
Average Annual Return, Percent	29.38%	8.98%				7.96%
C000148918
Average Annual Return [Line Items]
Average Annual Return, Percent	21.97%	5.72%				4.39%
C000166215
Average Annual Return [Line Items]
Average Annual Return, Percent	22.07%	5.77%				4.41%
C000143052
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%	5.58%				4.24%
C000143048
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%	5.80%				4.43%
C000066910
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%	4.41%				3.91%
C000066908
Average Annual Return [Line Items]
Average Annual Return, Percent	20.02%	4.86%				3.75%
C000178350
Average Annual Return [Line Items]
Average Annual Return, Percent	21.38%	6.07%				4.90%
C000066909
Average Annual Return [Line Items]
Average Annual Return, Percent	21.24%	5.96%				4.82%
C000004304
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	6.13%				5.00%
C000042371
Average Annual Return [Line Items]
Average Annual Return, Percent	22.40%	10.05%				8.70%
C000042372
Average Annual Return [Line Items]
Average Annual Return, Percent	28.97%	10.54%				8.54%
C000178375
Average Annual Return [Line Items]
Average Annual Return, Percent	30.35%	11.76%				9.71%
C000042374
Average Annual Return [Line Items]
Average Annual Return, Percent	30.16%	11.63%				9.62%
C000066919
Average Annual Return [Line Items]
Average Annual Return, Percent	30.47%	11.86%				9.85%
C000043464
Average Annual Return [Line Items]
Average Annual Return, Percent	15.96%	0.76%				1.24%
C000004231
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%	1.20%				1.08%
C000178285
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%	2.32%				2.18%
C000166195
Average Annual Return [Line Items]
Average Annual Return, Percent	23.51%	2.37%				2.27%
C000004230
Average Annual Return [Line Items]
Average Annual Return, Percent	23.28%	2.20%				2.10%
C000066900
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%	2.40%				2.29%
C000089689
Average Annual Return [Line Items]
Average Annual Return, Percent	25.70%	11.69%				10.25%
C000004234
Average Annual Return [Line Items]
Average Annual Return, Percent	32.37%	12.17%				10.07%
C000178286
Average Annual Return [Line Items]
Average Annual Return, Percent	33.86%	13.42%				11.26%
C000004233
Average Annual Return [Line Items]
Average Annual Return, Percent	33.70%	13.30%				11.18%
C000089690
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	6.61%				6.37%
C000004237
Average Annual Return [Line Items]
Average Annual Return, Percent	29.10%	7.11%				6.23%
C000178295
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%	8.29%				7.38%
C000004236
Average Annual Return [Line Items]
Average Annual Return, Percent	30.40%	8.18%				7.30%
C000152720
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%	2.89%			2.63%
C000152721
Average Annual Return [Line Items]
Average Annual Return, Percent	19.21%	3.32%			2.51%
C000178423
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%	4.48%			3.62%
C000152723
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%	4.38%			3.53%
C000210287
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%	5.02%	5.41%
C000210288
Average Annual Return [Line Items]
Average Annual Return, Percent	20.56%	5.45%	5.76%
C000210291
Average Annual Return [Line Items]
Average Annual Return, Percent	21.85%	6.64%	6.94%
C000210293
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%	6.52%	6.83%
Without Sales Load [Member] | C000143043
Average Annual Return [Line Items]
Average Annual Return, Percent	35.50%	13.42%		11.62%
Without Sales Load [Member] | C000066902
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	11.17%				9.98%
Without Sales Load [Member] | C000066914
Average Annual Return [Line Items]
Average Annual Return, Percent	29.62%	11.72%				10.70%
Without Sales Load [Member] | C000115674
Average Annual Return [Line Items]
Average Annual Return, Percent	34.67%	12.95%				10.75%
Without Sales Load [Member] | C000066905
Average Annual Return [Line Items]
Average Annual Return, Percent	28.81%	8.50%				7.48%
Without Sales Load [Member] | C000066910
Average Annual Return [Line Items]
Average Annual Return, Percent	20.90%	5.66%				4.53%
Without Sales Load [Member] | C000042371
Average Annual Return [Line Items]
Average Annual Return, Percent	29.90%	11.37%				9.35%
Without Sales Load [Member] | C000043464
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%	1.96%				1.84%
Without Sales Load [Member] | C000089689
Average Annual Return [Line Items]
Average Annual Return, Percent	33.38%	13.02%				10.90%
Without Sales Load [Member] | C000089690
Average Annual Return [Line Items]
Average Annual Return, Percent	30.06%	7.88%				7.00%
Without Sales Load [Member] | C000152720
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%	4.11%			3.28%
Without Sales Load [Member] | C000210287
Average Annual Return [Line Items]
Average Annual Return, Percent	21.49%	6.27%	6.57%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.30%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.78%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.78%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.78%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.78%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.78%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.43%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.43%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.43%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.43%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.43%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	15.27%				13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	15.27%				13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	15.27%				13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	15.27%				13.00%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%				12.44%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.71%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.71%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.71%
MSCI AC World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.71%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%	12.17%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%	12.17%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%	12.17%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%	12.17%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				10.27%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				8.87%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				10.27%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				8.87%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				10.27%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				8.87%
Equity Income Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				10.27%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%				8.87%
Sustainable Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	13.28%				12.42%
Sustainable Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	13.28%				12.42%
Sustainable Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	13.28%				12.42%
Sustainable Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	13.28%				12.42%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	8.50%				7.94%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	8.50%				7.94%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	8.50%				7.94%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	8.50%				7.94%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	8.50%				7.94%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	8.50%				7.94%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
Multifactor International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	6.55%				5.38%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.83%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.83%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.83%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.83%
Global Equity Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	12.03%				9.83%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.50%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.50%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.50%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.50%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.50%
Emerging Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%				3.50%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.08%	9.81%				8.92%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.08%	9.81%				8.92%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.08%	9.81%				8.92%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.08%	9.81%				8.92%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.76%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.76%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.76%
Tax-Managed International Equity Index (Linked)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%			4.76%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	6.26%	6.74%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	6.26%	6.74%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	6.26%	6.74%
Tax-Managed Real Assets Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	6.26%	6.74%